Subsequent Event - Additional Information (Detail) ₨ in Millions	Apr. 01, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount		₨ 95,619	$ 1,307,400,000
Subsequent Event [Member] | 5.50% Senior Notes Redemption [Member] | Azure Power Energy Limited [Member]
Subsequent Event [Line Items]
Debt instrument interest rate	5.50%
Debt instrument, aggregate principal amount	$ 500,000,000
Debt instrument maturity year	2022